September 2, 2011
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Preliminary Proxy Materials for Nuveen Multi-Strategy Income and Growth Fund 2 (JQC), File No. 811-21333 (the “Registrant”)
To the Commission:
     On behalf of the Registrant, electronically transmitted herewith is a preliminary proxy statement and form of proxy for the Special Meeting of Shareholders to be held Friday, November 18, 2011. Accordingly, it is intended that definitive proxy materials will be mailed on or about September 21, 2011. Please call the undersigned at (312) 609-7796 or Deborah Bielicke Eades at (312) 609-7661 with any questions or comments regarding this filing.
Sincerely,
/s/Abigail J. Murray